Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.1%

Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)(1)	9,846	$1,627,150
Northrop Grumman Corp.(1)	8,852	2,792,718
Raytheon Technologies Corp.(1)	7,449	428,615
Textron, Inc.(1)	11,648	420,376

		$5,268,859

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(1)	4,494	$459,242

		$459,242

Airlines — 0.3%
Southwest Airlines Co.(1)	27,333	$1,024,988

		$1,024,988

Auto Components — 0.2%
Lear Corp.(1)	7,250	$790,613

		$790,613

Banks — 3.6%
Bank of America Corp.(1)	96,896	$2,334,225
Citigroup, Inc.(1)	18,101	780,334
Fifth Third Bancorp(1)	57,446	1,224,749
JPMorgan Chase & Co.(1)	64,475	6,207,008
KeyCorp(1)	54,740	653,048
M&T Bank Corp.(1)	4,618	425,272
PNC Financial Services Group, Inc. (The)(1)	12,436	1,366,841
Truist Financial Corp.	7,171	272,856

		$13,264,333

Beverages — 2.0%
Coca-Cola Co. (The)(1)	52,523	$2,593,060
PepsiCo, Inc.(1)	33,976	4,709,074

		$7,302,134

Biotechnology — 2.6%
AbbVie, Inc.(1)	19,355	$1,695,305
Amgen, Inc.(1)	15,371	3,906,693
Gilead Sciences, Inc.(1)	27,095	1,712,133
Incyte Corp.(1)(2)	18,462	1,656,780
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	503,422

		$9,474,333

Building Products — 0.1%
A.O. Smith Corp.	3,187	$168,274
Carrier Global Corp.(1)	1,693	51,704

		$219,978

Capital Markets — 1.7%
Cboe Global Markets, Inc.	3,362	$294,982
Charles Schwab Corp. (The)(1)	20,202	731,919

Security	Shares	Value
S&P Global, Inc.(1)	10,209	$3,681,365
State Street Corp.(1)	27,413	1,626,413

		$6,334,679

Chemicals — 1.8%
AdvanSix, Inc.(1)(2)	1,530	$19,706
Corteva, Inc.(1)	26,850	773,549
Dow, Inc.(1)	19,882	935,448
Eastman Chemical Co.(1)	5,817	454,424
Ingevity Corp.(2)	2,787	137,789
LyondellBasell Industries NV, Class A(1)	13,836	975,300
Sherwin-Williams Co. (The)(1)	4,839	3,371,525

		$6,667,741

Commercial Services & Supplies — 0.2%
Waste Management, Inc.(1)	4,649	$526,127

		$526,127

Communications Equipment — 1.1%
Cisco Systems, Inc.(1)	98,957	$3,897,916

		$3,897,916

Construction & Engineering — 0.1%
Quanta Services, Inc.	4,232	$223,704

		$223,704

Construction Materials — 0.2%
Vulcan Materials Co.(1)	5,482	$743,030

		$743,030

Consumer Finance — 1.2%
American Express Co.(1)	23,394	$2,345,249
Discover Financial Services(1)	36,966	2,135,895

		$4,481,144

Containers & Packaging — 0.5%
Avery Dennison Corp.(1)	15,307	$1,956,847

		$1,956,847

Distributors — 0.5%
Genuine Parts Co.(1)	19,484	$1,854,292

		$1,854,292

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$4,847,579

		$4,847,579

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(1)	42,326	$1,206,714
CenturyLink, Inc.	20,646	208,318
Verizon Communications, Inc.(1)	48,815	2,904,005

		$4,319,037

Electric Utilities — 1.0%
Duke Energy Corp.(1)	6,724	$595,478
Edison International(1)	23,335	1,186,352
NRG Energy, Inc.(1)	12,076	371,216

Security	Shares	Value
Pinnacle West Capital Corp.(1)	7,168	$534,374
Xcel Energy, Inc.(1)	12,009	828,741

		$3,516,161

Electrical Equipment — 0.5%
Emerson Electric Co.(1)	29,903	$1,960,740

		$1,960,740

Entertainment — 2.5%
Netflix, Inc.(1)(2)	5,997	$2,998,680
Take-Two Interactive Software, Inc.(1)(2)	5,268	870,379
Walt Disney Co. (The)(1)	41,356	5,131,452

		$9,000,511

Equity Real Estate Investment Trusts (REITs) — 2.3%
Apartment Investment & Management Co., Class A(1)	12,051	$406,360
AvalonBay Communities, Inc.(1)	11,002	1,643,039
Crown Castle International Corp.(1)	2,326	387,279
Equity Residential(1)	12,835	658,820
ProLogis, Inc.(1)	22,296	2,243,423
SBA Communications Corp.(1)	5,141	1,637,306
Simon Property Group, Inc.(1)	17,320	1,120,258
Ventas, Inc.	6,472	271,565

		$8,368,050

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.(1)	3,122	$1,108,310
Kroger Co. (The)(1)	22,988	779,523
Sysco Corp.	7,092	441,264
Walgreens Boots Alliance, Inc.(1)	3,757	134,951
Walmart, Inc.(1)	12,106	1,693,751

		$4,157,799

Food Products — 1.5%
General Mills, Inc.(1)	7,776	$479,624
Kellogg Co.(1)	6,243	403,235
Kraft Heinz Co. (The)	4,105	122,945
Mondelez International, Inc., Class A(1)	46,954	2,697,507
Tyson Foods, Inc., Class A(1)	28,696	1,706,838

		$5,410,149

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories(1)	46,800	$5,093,244
ABIOMED, Inc.(2)	816	226,081
Baxter International, Inc.(1)	36,770	2,957,043
Medtronic PLC	971	100,906
Stryker Corp.(1)	17,308	3,606,468
Zimmer Biomet Holdings, Inc.(1)	3,848	523,867

		$12,507,609

Health Care Providers & Services — 2.6%
Centene Corp.(1)(2)	14,424	$841,352
CVS Health Corp.(1)	39,745	2,321,108
UnitedHealth Group, Inc.(1)	20,810	6,487,934

		$9,650,394

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc.(1)(2)	374	$465,147
Marriott International, Inc., Class A(1)	9,620	890,620

Security	Shares	Value
Marriott Vacations Worldwide Corp.	2,064	$187,432
McDonald’s Corp.(1)	20,252	4,445,111
Wyndham Destinations, Inc.	9,305	286,222

		$6,274,532

Household Durables — 0.6%
Leggett & Platt, Inc.	6,596	$271,557
Lennar Corp., Class A(1)	18,642	1,522,679
Newell Brands, Inc.	12,537	215,135

		$2,009,371

Household Products — 1.9%
Clorox Co. (The)(1)	6,843	$1,438,193
Kimberly-Clark Corp.(1)	18,411	2,718,568
Procter & Gamble Co. (The)(1)	21,151	2,939,778

		$7,096,539

Industrial Conglomerates — 2.0%
3M Co.(1)	21,663	$3,469,979
Honeywell International, Inc.(1)	24,237	3,989,653

		$7,459,632

Insurance — 2.7%
Allstate Corp. (The)(1)	30,182	$2,841,333
Chubb, Ltd.	2,741	318,285
Cincinnati Financial Corp.(1)	18,908	1,474,257
Lincoln National Corp.(1)	29,706	930,689
Marsh & McLennan Cos., Inc.(1)	29,148	3,343,276
Principal Financial Group, Inc.(1)	5,042	203,041
Prudential Financial, Inc.(1)	6,075	385,884
Travelers Cos., Inc. (The)(1)	3,902	422,157

		$9,918,922

Interactive Media & Services — 6.2%
Alphabet, Inc., Class A(1)(2)	4,774	$6,996,774
Alphabet, Inc., Class C(1)(2)	4,628	6,801,309
Facebook, Inc., Class A(1)(2)	33,400	8,747,460

		$22,545,543

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc.(1)(2)	5,364	$16,889,787
Booking Holdings, Inc.(1)(2)	1,754	3,000,533

		$19,890,320

IT Services — 4.8%
Fidelity National Information Services, Inc.(1)	25,140	$3,700,859
International Business Machines Corp.(1)	3,028	368,417
Mastercard, Inc., Class A(1)	18,792	6,354,891
PayPal Holdings, Inc.(1)(2)	5,681	1,119,328
VeriSign, Inc.(1)(2)	13,331	2,730,855
Visa, Inc., Class A(1)	16,455	3,290,506

		$17,564,856

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.(1)	11,190	$4,940,609

		$4,940,609

Machinery — 0.8%
Caterpillar, Inc.(1)	2,706	$403,600
Snap-on, Inc.(1)	6,380	938,689

Security	Shares	Value
Stanley Black & Decker, Inc.(1)	8,690	$1,409,518

		$2,751,807

Media — 1.5%
Comcast Corp., Class A(1)	117,690	$5,444,339

		$5,444,339

Metals & Mining — 0.3%
Newmont Corp.(1)	17,228	$1,093,117

		$1,093,117

Multi-Utilities — 2.1%
Centerpoint Energy, Inc.	15,255	$295,184
CMS Energy Corp.(1)	46,049	2,827,869
Dominion Energy, Inc.	1,997	157,623
DTE Energy Co.(1)	10,342	1,189,744
NiSource, Inc.(1)	49,999	1,099,978
Public Service Enterprise Group, Inc.(1)	34,219	1,878,966
Sempra Energy	2,692	318,625

		$7,767,989

Oil, Gas & Consumable Fuels — 1.9%
Cabot Oil & Gas Corp.(1)	36,474	$633,189
Chevron Corp.(1)	17,964	1,293,408
Diamondback Energy, Inc.(1)	55,053	1,658,196
EOG Resources, Inc.(1)	14,121	507,509
Exxon Mobil Corp.(1)	7,016	240,859
HollyFrontier Corp.	6,045	119,147
Marathon Petroleum Corp.(1)	31,956	937,589
Phillips 66(1)	24,334	1,261,475
Valero Energy Corp.	2,415	104,618
Williams Cos., Inc. (The)(1)	2,785	54,725

		$6,810,715

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$725,900

		$725,900

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.(1)	46,586	$2,808,670
Johnson & Johnson(1)	41,676	6,204,723
Merck & Co., Inc.(1)	52,591	4,362,423
Pfizer, Inc.(1)	65,917	2,419,154

		$15,794,970

Professional Services — 0.2%
ManpowerGroup, Inc.(1)	1,193	$87,482
Robert Half International, Inc.(1)	13,637	721,943

		$809,425

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	8,158	$383,181

		$383,181

Road & Rail — 1.6%
J.B. Hunt Transport Services, Inc.(1)	3,521	$444,984
Kansas City Southern(1)	11,539	2,086,597
Norfolk Southern Corp.(1)	15,363	3,287,529

		$5,819,110

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(1)(2)	34,665	$2,842,183
Analog Devices, Inc.(1)	16,160	1,886,518
Applied Materials, Inc.(1)	15,313	910,358
Broadcom, Inc.(1)	8,718	3,176,142
Intel Corp.(1)	31,164	1,613,672
NVIDIA Corp.(1)	12,820	6,938,441
QUALCOMM, Inc.(1)	10,487	1,234,110
Teradyne, Inc.(1)	20,718	1,646,252

		$20,247,676

Software — 9.0%
Adobe, Inc.(1)(2)	2,517	$1,234,412
Microsoft Corp.(1)	111,749	23,504,167
NortonLifeLock, Inc.(1)	33,339	694,785
Oracle Corp.(1)	72,254	4,313,564
salesforce.com, inc.(1)(2)	12,365	3,107,572
Tyler Technologies, Inc.(2)	475	165,566

		$33,020,066

Specialty Retail — 2.4%
Advance Auto Parts, Inc.(1)	3,365	$516,527
Home Depot, Inc. (The)(1)	23,270	6,462,312
Tiffany & Co.(1)	14,641	1,696,160

		$8,674,999

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.(1)	234,973	$27,212,223

		$27,212,223

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B(1)	30,243	$3,796,706

		$3,796,706

Tobacco — 0.6%
Philip Morris International, Inc.(1)	27,713	$2,078,198

		$2,078,198

Trading Companies & Distributors — 0.3%
Fastenal Co.(1)	20,160	$909,014

		$909,014

Total Common Stocks — 101.1% (identified cost $97,745,297)		$369,267,748

Total Written Call Options — (1.3)% (premiums received $6,897,913)		$(4,610,921)

Other Assets, Less Liabilities — 0.2%		$748,762

Net Assets — 100.0%		$365,405,589

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (1.3)%

Exchange-Traded Options — (1.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	85	$28,585,500	$3,450	10/2/20	$(17,638)
S&P 500 Index	85	28,585,500	3,450	10/5/20	(37,400)
S&P 500 Index	86	28,921,800	3,400	10/7/20	(195,650)
S&P 500 Index	86	28,921,800	3,380	10/9/20	(319,490)
S&P 500 Index	86	28,921,800	3,400	10/12/20	(275,630)
S&P 500 Index	86	28,921,800	3,425	10/14/20	(231,340)
S&P 500 Index	87	29,258,100	3,375	10/16/20	(475,890)
S&P 500 Index	87	29,258,100	3,300	10/19/20	(904,365)
S&P 500 Index	87	29,258,100	3,375	10/21/20	(541,575)
S&P 500 Index	87	29,258,100	3,350	10/23/20	(699,045)
S&P 500 Index	87	29,258,100	3,400	10/26/20	(470,670)
S&P 500 Index	87	29,258,100	3,410	10/28/20	(442,228)

Total					$(4,610,921)

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$369,267,748 *	$—	$—	$369,267,748
Total Investments	$369,267,748	$—	$—	$369,267,748

Liability Description
Written Call Options	$(4,610,921)	$—	$—	$(4,610,921)
Total	$(4,610,921)	$—	$—	$(4,610,921)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.